Acquisition-related charges (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Total acquisition-related charges associated with the National acquisition
These total acquisition-related charges are as follows:

	For Years Ended December 31,
	2013	2012	2011
Amortization of intangible assets	$323	$325	$87
Retention bonuses	7	57	46
Stock-based compensation	11	17	50
Severance and other benefits:
Employment reductions announced at closing	—	16	29
Change of control	—	—	41
Transaction and other costs	—	35	62
As recorded in Acquisition charges	341	450	315
Distributor contract termination	—	21	—
Inventory related	—	—	96
Property, plant and equipment related	—	—	15
As recorded in COR	—	21	111
Total acquisition-related charges	$341	$471	$426